Consolidated Statements of Income - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
IfrsStatementLineItems [Line Items]
NET OPERATING REVENUE	R$ 23,984,287	R$ 18,633,249	R$ 15,869,245
Operating costs	19,119,637	13,347,822	11,464,148
GROSS OPERATING PROFIT	4,864,650	5,285,427	4,405,097
Other operational expenses / income
Selling expenses	194,998	159,825	175,772
General and administrative expenses	924,561	809,408	711,289
Hydrological Risk Renegotiation - GSF	1,570,543
Other operational income (expenses), net	(235,910)	(256,475)	(322,506)
Equity in earnings of investees	366,314	193,547	106,757
Total operational expenses / income	581,388	(1,032,161)	(1,102,810)
PROFIT BEFORE FINANCIAL RESULTS AND TAXES	5,446,038	4,253,266	3,302,287
Financial results
Financial income	932,049	1,839,668	729,506
Financial expenses	(1,259,410)	(973,397)	(1,184,870)
Total financial results	(327,361)	866,271	(455,364)
OPERATING PROFIT	5,118,677	5,119,537	2,846,923
INCOME TAX AND SOCIAL CONTRIBUTION
Current	(469,226)	(1,260,469)	(416,687)
Deferred	(790,406)	(24,896)	(258,974)
TOTAL INCOME TAX AND SOCIAL CONTRIBUTION	1,259,632	1,285,365	675,661
NET INCOME FROM CONTINUING OPERATIONS	3,859,045	3,834,172	2,171,262
DISCONTINUED OPERATIONS
Net income from discontinued operations	1,189,557	75,578	(108,393)
NET INCOME	5,048,602	3,909,750	2,062,869
Attributed to shareholders of the parent company arising from continuing operations	3,767,197	3,823,981	2,078,267
Attributed to shareholders of the parent company due to discontinued operations	1,185,376	80,221	(88,321)
Attributed to non-controlling shareholders resulting from continuing operations	R$ 96,029	R$ 5,548	R$ 72,923
Ordinary shares [member]
SHAREHOLDERS - CONTINUING OPERATIONS - Expressed in Brazilian Reais
Shares	R$ 1.20448	R$ 1.33430	R$ 0.72523
ATTRIBUTED TO CONTROLLING SHAREHOLDERS - Expressed in Brazilian Reais
[custom:BasicAndDilutedEarningsLossPerShare]	1.61429	1.36229	0.69440
Class A Preferred Shares [Member]
SHAREHOLDERS - CONTINUING OPERATIONS - Expressed in Brazilian Reais
Shares	1.41173	1.76982	0.89086
ATTRIBUTED TO CONTROLLING SHAREHOLDERS - Expressed in Brazilian Reais
[custom:BasicAndDilutedEarningsLossPerShare]	1.86252	1.80062	0.85790
Class B Preferred Stock [Member]
SHAREHOLDERS - CONTINUING OPERATIONS - Expressed in Brazilian Reais
Shares	1.50668	1.46773	0.79778
ATTRIBUTED TO CONTROLLING SHAREHOLDERS - Expressed in Brazilian Reais
[custom:BasicAndDilutedEarningsLossPerShare]	R$ 1.95747	R$ 1.49582	R$ 0.76388